accounts payable and accrued liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
accounts payable and accrued liabilities
Accrued liabilities	$ 1,251	$ 1,091
Payroll and other employee-related liabilities	545	422
Restricted share units liability	18	77
Total	1,814	1,590
Trade accounts payable	855	892
Interest payable	173	160
Indirect taxes payable and other	120	107
Total	$ 2,962	$ 2,749